Accounts Receivable, Net - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and Administration Expenses [Member] USD ($)	Dec. 31, 2013 General and Administration Expenses [Member] CNY	Dec. 31, 2012 General and Administration Expenses [Member] CNY	Dec. 31, 2011 General and Administration Expenses [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	$ (180)	(1,107)	1,387	$ 41	251	790	(591)	$ 41	251	790	206